Dear Shareholders,


We are pleased to enclose the semi-annual report on the operations of The Kansas Municipal Fund for the six months ended January 30, 1998. The Fund's portfolio and related financial statements are presented within for your review.

Will Rogers once said, "All I know is what I read in the paper." Well, if you are reading today's financial reports all you get is confused. Inflation or deflation? Higher rates or lower rates? Read a paper, watch television or get on a mailing list and you will find opinions of economic forecasting are quite often contradictory.

As we enter the new year, the U.S. economy is enjoying nearly seven years of uninterrupted growth, the unemployment rate is the lowest since 1973, the stock market is at record highs, interest rates are low and inflation is the most docile in a generation. Yet, despite these events the financial markets are volatile.

Recent events in foreign equity markets and their impact on the U.S. stock market cause us to pause and question whether the recent drop in interest rates is sustainable. Our sense is that yields on municipal bonds will stay at their lower levels during the first half of 1998 when the bulk of the Asian events slow down the U.S. economy, then edge higher in the latter part of the year once the Asian drag subsides.

In spite of all this, tax-free municipal bonds are relatively cheap (a good value) when compared to U.S. Treasury bonds. Long-term municipals historically offer 75% to 80% of the return available from a 30 year Treasury bond. As of this writing that ratio is about 85%.


The Kansas Municipal Fund utilized a partial hedge during the period. Futures contracts in U.S. Treasury bonds were employed. By using a partial hedge to protect against the possibility of interest rate hikes, share prices were held down as rates declined during the six months ended January 30, 1998. Share price began the period at $12.42 and closed at $12.26.

Throughout the period, the Fund has invested in high-grade Kansas tax-exempt bonds. Among our purchases in the primary and secondary markets throughout the six months were bonds issued by housing authorities, health care facilities, and utilities.

High current income exempt from federal and Kansas income taxes with preservation of capital remain the chief objectives of the Fund.

We invite your personal calls and visits.


Sincerely,



Monte L. Avery                              Robert E. Walstad
Chief Portfolio Strategist                  President

TERMS & DEFINITIONS
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
    Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A" and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
     It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA                  46.8%
AA                   10.6%
A                    22.9%
NR                   12.5%
BBB                   7.2%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]
H-Housing               34.8%
HC-Health Care          24.2%
U-Utilities             15.6%
GO-General Obligation    9.3%
W/S-Water/Sewer          6.2%
O-Other                  3.8%
I-Industrial             2.7%
T-Transportation         2.3%
S-School                 1.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

              Comparison of change in value of a $10,000 investment in the Kansas Municipal Fund and the Lehman Brother's Municipal Bond Index

              Kansas Municipal       Kansas Municipal        Lehman Brothers
              Fund w/o               Fund w/ max             Municipal
              sales charge           sales charge            Bond Index
              ----------------------------------------------------------------
11/15/90      $10,000               $ 9,575                  $10,000
1991          $10,524               $10,077                  $10,723
1992          $11,855               $11,351                  $12,198
1993          $13,050               $12,495                  $13,276
1994          $13,168               $12,609                  $13,525
1995          $13,988               $13,394                  $14,592
1996          $14,814               $14,184                  $15,553
1997          $15,933               $15,256                  $17,150
01/30/98      $16,122               $15,437                  $17,839

                      AVERAGE ANNUAL TOTAL RETURNS
                  For periods ending January 30, 1998
-----------------------------------------------------------------------
                                                       Since Inception
                          1 year       5 year         (November 15, 1990)
-----------------------------------------------------------------------
Without sales charge     4.76%          5.66%               6.85%
With sales charge        0.30%          4.75%               6.20%
-----------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

KEY STATISTICS
--------------

07-31-97 NAV(share value)    $12.42
01-30-98 NAV                 $12.26
Average Maturity              20.9 years
Number of Issues              91
Total Net Assets             $123,503,236

Schedule of Investments  January 30, 1998 (Unaudited)

Name of Issuer
Percentages represent the market value of                      Rating        Coupon                   Principal        Market
each investment category to total net assets                 Moody's/S&P      Rate      Maturity       Amount           Value
--------------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (98.0%)
Blue Valley, KS Recreation Commission C.O.P.'s                  NR/NR        6.600%     04/01/07    $    245,000    $    265,908
*Burlington, KS (Gas & Elec.)  Rev. Ref.   MBIA                Aaa/AAA       7.000      06/01/31       4,000,000       4,443,680
Cowley Cty., KS Community College C.O.P.'s                       A/NR        7.000      03/01/12         900,000         965,430
Douglas Cty., KS USD #497 (Lawrence) G.O.                       AA/NR        6.000      09/01/15       1,000,000       1,093,920
Ellsworth Cty., KS G.O. MBIA                                    NR/AAA       5.800      09/01/22         900,000         980,352
Ford Cty., KS Single Family Mrtge. Rev. Ref.                   A-1/NR        7.900      08/01/10         500,000         535,035
Gardner, KS Elec. Util.  Rev.                                   NR/NR        7.000      11/01/09       1,000,000       1,098,060
Garnett, KS Util. Rev. Ref & Impvt. MBIA                       Aaa/AAA       6.000      10/01/17         500,000         552,340
Goddard, KS (IFR Syst., Inc.)  Indl. Rev. Ref. & Impvt.         NR/NR        6.250      05/01/12         500,000         523,040
Gray Cty., KS USD #102  (Cimmarron) G.O.                        NR/NR        6.800      09/01/15         500,000         557,905
Hays, KS Sales Tax Rev.                                         NR/NR        6.875      09/01/12         500,000         531,555
Hiawatha, KS (WalMart Stores)  Indl. Rev. Ref.                  NR/AA        6.750      01/01/06         540,000         572,924
Hutchinson, KS Single  Family Mrtge. Rev. Ref.                 A-1/NR        8.875      12/01/12       2,500,000       2,670,375
Johnson Cty., KS Internal  Impvt. & Ref.                      AA-1/NR        6.125      09/01/12       2,410,000       2,640,902
Johnson Cty., KS Park & Recreation Rev. Ref.                    NR/NR        7.200      01/01/09         500,000         522,990
Johnson Cty., KS Single Family Mrtge. Rev.                     A-1/NR        7.100      05/01/12       1,000,000       1,071,350
Johnson Cty., KS USD #232 (DeSoto) School Blding. G.O. CGIC    Aaa/AAA       6.000      03/01/12         500,000         546,595
Johnson Cty., KS Water Dist. #1 Rev.                            AA/AA+       6.250      12/01/11         700,000         756,602
Johnson Cty., KS Water Dist. #1 Rev. Ref.                       AA/AA+       6.500      12/01/13         500,000         540,420
KS Devl. Finance Auth. Rev. (Public Water Supply) AMBAC        Aaa/NR        5.000      04/01/20       1,070,000       1,075,607
Kansas City, KS GNMA Mrtge. Rev.                               Aaa/NR        5.900      11/01/27       1,710,000       1,715,079
Kansas City, KS Util. Syst. Ref. & Impvt. FGIC                 Aaa/AAA       6.375      09/01/23       7,750,000       8,761,142
Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC                Aaa/AAA       6.300      09/01/16       2,000,000       2,183,300
Kansas City\Leavenworth Cty.\Lenexa, KS Mrtge. Rev. GNMA        NR/AAA       7.850      11/01/10         555,000         592,934
KS Department of  Transportation Highway Rev.                   AA/AA        6.000      09/01/12       2,200,000       2,417,712
KS Devl. Finance Auth. Multifamily Hsg (Indian Ridge Apts.) Rev NR/NR        6.000      01/01/28       1,150,000       1,159,625
KS Devl. Finance Auth. (Board  of Regents) AMBAC               Aaa/AAA       5.875      06/01/21         750,000         811,680
KS Devl. Finance Auth. (Board of Regents) Rev.                  NR/NR        6.000      04/01/08         500,000         537,405
KS Devl. Finance Auth. (El Dorado/Larned) Rev. Ref. MBIA       Aaa/AAA       6.000      02/01/12       2,000,000       2,190,120
KS Devl. Finance Auth. (Highway Patrol Training Facs.) Rev.     NR/NR        6.300      12/01/05         450,000         483,214
KS Devl. Finance Auth. (Martin  Creek Place) Rev.   FHA         AA/NR        6.500      08/01/24         750,000         763,282
KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA            AA/NR        6.600      08/01/34       1,900,000       1,947,956
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA                 Aaa/AAA       6.400      01/01/24         770,000         787,071
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA    Aaa/AAA       5.800      11/15/21         430,000         471,594
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA    Aaa/AAA       5.800      11/15/16         550,000         596,865
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA    Aaa/AAA       5.800      11/15/21         680,000         740,826
KS Devl. Finance Auth. Multifamily Hsg. Rev.                    NR/AAA       6.000      12/01/21       1,975,000       2,095,435
KS Devl. Finance Auth. Multifamily Hsg. Rev.                    NR/NR        6.500      02/01/18       2,065,000       2,171,967
KS Devl. Finance Auth. Multifamily Hsg. Rev.                    NR/NR        6.625      08/01/29         875,000         944,134
KS Devl. Finance Auth. Water Fund Rev.                        Aa-1/AA+       6.000      11/01/14         500,000         548,370
KS Devl. Finance Auth. Water Fund Rev.                        Aa-1/AA+       5.600      05/01/17       1,000,000       1,069,360
KS Water Finance Auth. (Public Water Supply Dist #6) Rev.       NR/NR        6.000      05/01/17         255,000         268,984
Labette Cty., KS Single Family Mrtge. Rev. Ref.                A-1/NR        8.400      12/01/11          10,000          10,706
Lawrence, KS (Brandon Woods)  Multifamily Hsg. Devl. Rev. Ref.  NR/AAA       6.625      04/01/12       2,000,000       2,069,560
Lawrence, KS (Memorial  Hospital) Rev.                         A-3/NR        6.000      07/01/09       2,000,000       2,156,220
Lawrence, KS (Memorial  Hospital) Rev.                         A-3/NR        6.200      07/01/14       1,200,000       1,311,888
Lawrence, KS (Memorial  Hospital) Rev.                         A-3/NR        6.200      07/01/19       1,725,000       1,876,645
Leavenworth Cty., KS (Lansing)  USD #469 G.O. CGIC             Aaa/AAA       5.750      09/01/15         930,000         999,666
Leavenworth Cty., KS (Lansing) USD #469 G.O. AMBAC             Aaa/AAA       5.750      09/01/14         875,000         940,590
Lenexa KS (Lakeview Village)  Hlth. Care Facs. Rev.             NR/BBB-      6.250      05/15/26       8,000,000       8,726,080
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. ASGUA       Aaa/AAA       6.450      02/01/18       2,500,000       2,571,050
McPherson Cty., KS (McPherson) USD #418 G.O. CGIC              Aaa/AAA       5.750      09/01/13         350,000         380,527
Merriam, KS (Shawnee  Mission Medl. Ctr.) Rev. Ref.             NR/A-        7.250      09/01/21       1,000,000       1,119,230
Miami Cty., KS Water Dist #2 Rev. Ref. ASGUA                   Aaa/AA        6.100      06/01/06         230,000         236,217
Miami Cty., KS Water Dist #2 Rev. Ref. ASGUA                   Aaa/AA        6.150      06/01/07         245,000         251,737
Miami Cty., KS Water Dist #2 Rev. Ref. ASGUA                   Aaa/AA        6.100      12/01/06         255,000         261,946
Olathe, KS (Bristol Pointe) Multifamily Hsg. Rev. Ref. FNMA     NR/AAA       5.700      11/01/27       2,210,000       2,242,266
Olathe, KS (Jefferson Place) Multifamily Hsg. Rev. Ref.         NR/A-        5.950      07/01/22       5,060,000       5,257,036
Olathe, KS (Jefferson Place) Multifamily Hsg. Rev. Ref.         NR/A-        6.100      07/01/22         685,000         725,189
Olathe, KS Hlth. Care Ref. AMBAC                               Aaa/AAA       6.000      09/01/11       1,000,000       1,070,200
Olathe, KS Hlth. Care Ref. AMBAC                               Aaa/AAA       5.875      09/01/16       2,000,000       2,169,680
Olathe, KS Hlth. Care Ref. AMBAC                               Aaa/AAA       6.000      05/01/19         900,000         964,044
Park City, KS Sewer Syst. Rev.                                  NR/NR        5.500      12/01/09         750,000         782,947
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC           Aaa/AAA       6.600      11/01/07       1,000,000       1,145,910
Salina, KS Combined Water &  Sewage Syst. Impvt. Rev. MBIA     Aaa/AAA       6.250      10/01/12         500,000         529,305
Saline Cty., KS Single Family  Mrtge. Rev. Ref.                A-1/NR        9.500      10/01/11          15,000          15,729
Scott City, KS  Water Syst. Ref. G.O.                           NR/NR        6.100      09/01/14         625,000         689,225
Sedgwick\Shawnee Cty., KS Single Family Mrtge. Rev. GNMA       Aaa/NR        7.800      11/01/24         460,000         484,389
Seward Cty., KS G.O. AMBAC                                     Aaa/AAA       6.000      08/15/13         750,000         827,408
Seward Cty., KS Single Family Mrtge. Rev.                       NR/AA-       7.375      12/01/09         480,000         496,037
Seward Cty., KS Single Family Mrtge. Rev. Ref.                 A-1/NR        8.000      05/01/11         400,000         426,520
Shawnee Cty., KS (Auburn-Washburn) USD #437 G.O. Ref. FGIC     Aaa/AAA       6.600      09/01/09         500,000         547,635
Shawnee, KS Int. Impvt. G.O.                                   A-1/NR        5.850      12/01/06         235,000         256,514
Wellington, KS Waterworks & Sewage Util. Syst. Rev. AMBAC      Aaa/AAA       6.250      05/01/12       1,250,000       1,358,375
Wichita KS Multifamily Hsg. Rev. (Innes Station Apt. 5)         NR/NR        6.250      03/01/28       1,750,000       1,745,258
Wichita, KS (CSJ Hlth. Sys.) Rev.                               NR/A-        7.000      11/15/08         640,000         699,642
Wichita, KS (CSJ Hlth. Sys.) Rev.                               NR/A-        7.200      10/01/15       2,225,000       2,458,225
Wichita, KS (CSJ Hlth. Sys.) Rev.                               NR/A-        7.000      11/15/18       2,350,000       2,627,277
Wichita, KS (St. Francis) Facs. Impvt. & Ref. MBIA             Aaa/AAA       6.250      10/01/10       1,000,000       1,103,980
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA                Aaa/AAA       7.000      03/01/05         440,000         469,762
Wichita, KS Hlth. Care (Masonic Home) Rev.                      NR/NR        6.375      12/01/22       1,775,000       1,807,696
Wichita, KS Multifamily Hsg. (Cimarron Apartments)  FNMA        NR/AAA       5.550      10/01/22       1,000,000       1,015,360
Wichita, KS Multifamily Hsg. Rev.                               NR/A         5.850      12/01/25       1,000,000       1,010,650
Wichita, KS Multifamily Hsg. Rev. FNMA                          NR/AAA       5.650      07/01/16         990,000       1,009,196
Wichita, KS Multifamily Hsg. Rev. FNMA                          NR/AAA       5.700      07/01/22       2,000,000       2,038,800
Wichita, KS Multifamily Hsg. Rev. Ref.  GNMA                   Aaa/NR        6.125      08/20/28       1,900,000       1,941,059
Wichita, KS Public Blding. Commission Real Estate Rev.           A/A+        5.500      08/01/14       1,215,000       1,278,144
Wichita, KS Public Blding. Commission Rev. AMBAC               Aaa/AAA       5.750      02/01/17         350,000         375,256
Wichita, KS Single Family Mrtge. Rev. Ref.                     A-1/NR        7.100      09/01/09       1,175,000       1,236,500
Wichita, KS Water & Sewer Util. Ref. & Impvt. FGIC             Aaa/AAA       6.000      10/01/12       1,000,000       1,097,380
Wyandotte Cty., KS USD #203 (Piper) Ref. & Impvt. G.O.          NR/NR        6.600      09/01/13       1,000,000       1,082,260
                                                                                                                    ------------
TOTAL KANSAS MUNICIPAL BONDS (COST:  $113,817,540)                                                                  $121,099,961
SHORT TERM SECURITIES (0.1%)
 Federated Tax-Free Trust (COST: $65,397)                                                                                 65,397
                                                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $113,882,937)                                                                $121,165,358
OTHER ASSETS LESS LIABILITIES (1.9%)                                                                                   2,337,878
                                                                                                                    ------------
NET ASSETS                                                                                                          $123,503,236
                                                                                                                    ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


Financial Statements January 30, 1998

Statement of Assets and Liabilities January 30, 1998 (Unaudited)
----------------------------------------------------------------
Assets
     Investment in securities, at value (cost: $113,882,937)              $     121,165,358
     Security sales receivable                                                    3,143,676
     Accrued dividends receivable                                                     2,978
     Accrued interest receivable                                                  2,109,691
     Receivable for fund shares sold                                                126,420
                                                                          -----------------
        Total Assets                                                      $     126,548,123
                                                                          -----------------
Liabilities
     Dividends payable                                                    $         505,258
     Accrued expenses                                                               105,114
     Security purchases payable                                                   2,379,961
     Payable for fund shares redeemed                                                   378
     Bank overdraft                                                                  54,176
                                                                          -----------------
        Total Liabilities                                                 $       3,044,887
                                                                          -----------------

Net Assets                                                                $     123,503,236
                                                                          =================

Net assets are represented by:
     Paid-in capital                                                      $     122,501,937
     Accumulated undistributed net realized gain(loss) on investments            (6,281,122)
     Unrealized appreciation on investments                                       7,282,421
                                                                          -----------------
          Total amount representing net assets applicable to
           10,071,898 outstanding shares of no par common
          stock (unlimited shares authorized)                             $     123,503,236
                                                                          =================
Net asset value per share                                                 $           12.26
                                                                          =================

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended January 30, 1998 (Unaudited)
-----------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                               $     3,700,397
     Dividend                                                                        23,900
                                                                            ---------------
         Total Investment Income                                            $     3,724,297
                                                                            ---------------
EXPENSES
     Investment advisory fees                                               $       314,766
     Service fees                                                                   157,383
     Custodian fees                                                                   6,176
     Transfer agent fees                                                             65,990
     Accounting service fees                                                         38,421
     Professional fees                                                                7,700
     Trustees fees                                                                    3,919
     Reports to shareholders                                                          5,423
     Registration and filing fees                                                     2,178
                                                                            ---------------
        Total Expenses                                                      $       601,956
      Less expenses waived  or absorbed
      by the Fund's manager                                                           3,901
                                                                            ---------------
        Total Net Expenses                                                  $       598,055
                                                                            ---------------
NET INVESTMENT INCOME                                                       $     3,126,242
                                                                            ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                                $       703,452
     Futures transactions                                                        (2,704,012)
     Net change in unrealized appreciation (depreciation) of investments            348,761
                                                                            ---------------
        Net Realized And Unrealized Gain (Loss) On Investments and Futures  $    (1,651,799)
                                                                            ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                   $     1,474,443
                                                                            ===============

The accompanying notes are an integral part of these financial statements.


Financial Statements January 30, 1998


Statement of Changes in Net Assets
For the six months ended January 30, 1998 and the year ended July 31, 1997
--------------------------------------------------------------------------
                                                                           For the Six
                                                                           Months Ended                  For The Year
                                                                         January 30, 1998                   Ended
                                                                            (Unaudited)                 July 31, 1997
                                                                         --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                               $     3,126,242              $     6,521,541
     Net realized gain (loss) on investment and futures transactions          (2,000,560)                  (2,222,212)
     Net unrealized appreciation (depreciation) on investments                   348,761                    5,213,589
                                                                         --------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations          $     1,474,443              $     9,512,918
                                                                         --------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                $    (3,126,242)             $    (6,521,541)
     Distributions from net realized gain on investment transactions                   0                            0
                                                                         --------------------------------------------
     Total Dividends and Distributions                                   $    (3,126,242)             $    (6,521,541)
                                                                         --------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                        $     5,040,469              $     6,910,719
     Proceeds from reinvested dividends                                        2,165,760                    4,496,123
     Cost of shares redeemed                                                 (10,252,648)                 (18,545,716)
                                                                         --------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
     From Capital Share Transactions                                     $    (3,046,419)             $    (7,138,874)
                                                                         --------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  $    (4,698,218)             $     4,147,497)

NET ASSETS, BEGINNING OF PERIOD                                              128,201,454                  132,348,951
                                                                         --------------------------------------------
NET ASSETS, END OF PERIOD                                                $   123,503,236              $   128,201,454
                                                                         ============================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 30, 1998 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation, (Capital), using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Capital may employ a matrix system to determine valuations. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January
30, 1998, a net capital loss carryforward totaling $4,280,562, which may be used to offset capital gains realized during subsequent years through July 31, 2005.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.


Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 30, 1998, there were unlimited shares of no par authorized; 10,071,898 and 10,321,705 shares were outstanding at January 30, 1998 and July 31, 1997, respectively.

Transactions in capital shares were as follows:

                                                         Shares
                                           ----------------------------------
                                             For the Six          For The
                                            Months Ended         Year Ended
                                           January 30, 1998     July 31, 1997
                                           ----------------------------------
Shares sold                                    411,367             563,448
Shares issued on reinvestment of dividends     176,704             367,495
Shares redeemed                               (837,878)         (1,514,291)
                                           ----------------------------------
Net increase (decrease)                       (249,807)           (583,348)
                                           ==================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $314,766 of investment advisory fees for the six months ended January 30, 1998. The Fund has a payable to Ranson Capital Corporation of $51,816 at January 30, 1998 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation, (Capital), its principal underwriter, an annual fee for certain expenses incurred by Capital in connection with the distribution of the Fund's shares. The annual fee paid to Capital is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The
Fund has recognized $156,951 of service fee expenses after partial waiver for the six months ended January 30, 1998. The Fund has a payable to Capital of $25,476 at January 30, 1998 for service fees. In addition, the Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 30, 1998 commissions earned by ND Capital, Inc. totaled $84,775 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $65,990 of transfer agency fees and expenses for the six months ended January 30, 1998. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $38,421 of accounting service fees for the six months ended January 30, 1998.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $24,576,358 and $31,100,212, respectively, for the six months ended January 30, 1998.

Note 6.     INVESTMENT IN SECURITIES

At January 30, 1998, the aggregate cost of securities for federal income tax purposes was $113,882,937, and the net unrealized appreciation of investments based on the cost was $7,282,421, which is comprised of $7,297,222 aggregate gross unrealized appreciation and $14,801 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                        For the Six     For the Year   For the Year   For the Year   For the Year   For the Year
                                        Months Ended       Ended          Ended          Ended          Ended          Ended
                                      January 30, 1998    July 31,       July 31,       July 31,       July 31,       July 31,
                                         (Unaudited)        1997           1996           1995           1994           1993
                                      ------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $  12.42        $  12.14       $  12.07       $  12.00       $  12.67       $  12.22
                                      ------------------------------------------------------------------------------------------
Income from Investment Operations:
    Net Investment Income                $    .30        $    .61       $    .69       $    .65       $    .66       $    .69
    Net realized and unrealized gain
     (loss) on investment and futures
     transactions                            (.16)            .28            .07            .07           (.53)           .50
                                      ------------------------------------------------------------------------------------------
        Total From Investment
         Operations                      $    .14        $    .89       $    .76       $    .72       $    .13       $   1.19
                                      ------------------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment
      income                             $   (.30)       $   (.61)      $   (.69)      $   (.65)     $    (.66)      $   (.69)
     Distributions from net capital
      gains                                   .00             .00            .00            .00           (.14)          (.05)
                                      ------------------------------------------------------------------------------------------
        Total Distributions              $   (.30)       $   (.61)      $   (.69)      $   (.65)     $    (.80)      $   (.74)
                                      ------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  12.26        $  12.42       $  12.14       $  12.07      $   12.00       $  12.67
                                      ==========================================================================================
Total Return                             2.38%(A)(B)     7.56%(A)       5.90%(A)       6.23%(A)       0.91%(A)      10.08%(A)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
      (in thousands)                     $ 123,503       $ 128,201      $ 132,349      $ 130,091     $ 127,337       $ 100,207
     Ratio of net expenses (after
      expense assumption) to average
      net assets                             0.95%(B)(C)     0.93%(C)       0.85%(C)       0.82%(C)       0.70%(C)       0.75% (C)
     Ratio of net investment income
      to average net assets                  4.97%(B)        5.02%          5.18%          5.46%          5.26%          5.53%
     Portfolio turnover rate                19.94%          18.64%         20.14%         57.00%         55.00%         62.00%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $3,901, $46,741, $212,056, $295,875,
     $419,129, and $282,407, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.96%, 0.97%, 1.01%, 1.06%, 1.06%, and 1.13%, respectively.

The accompanying notes are an integral part of these financial statements.

Dear Shareholders,


We are pleased to enclose the semi-annual report on the operations of The Kansas Insured Intermediate Fund for the six months ended January 30, 1998. The Fund's portfolio and related financial statements are presented within for your review.

Will Rogers once said, "All I know is what I read in the paper." Well, if you are reading today's financial reports all you get is confused. Inflation or deflation? Higher rates or lower rates? Read a paper, watch television or get on a mailing list and you will find opinions of economic forecasting are quite often contradictory.

As we enter the new year, the U.S. economy is enjoying nearly seven years of uninterrupted growth, the unemployment rate is the lowest since 1973, the stock market is at record highs, interest rates are low and inflation is the most docile in a generation. Yet, despite these events the financial markets are volatile.

Recent events in foreign equity markets and their impact on the U.S. stock market cause us to pause and question whether the recent drop in interest rates is sustainable. Our sense is that yields on municipal bonds will stay at their lower levels during the first half of 1998 when the bulk of the Asian events slow down the U.S. economy, then edge higher in the latter part of the year once the Asian drag subsides.

In spite of all this, tax-free municipal bonds are relatively cheap (a good value) when compared to U.S. Treasury bonds. Long-term municipals historically offer 75% to 80% of the return available from a 30 year Treasury bond. As of this writing that ratio is about 85%.

The Kansas Insured Intermediate Fund utilized a partial hedge during the period. Futures contracts in U.S. Treasury bonds were employed. By using a partial hedge to protect against the possibility of interest rate hikes, share prices were held down as rates declined during the six months ended January 30, 1998. Share price began the period at $12.23 and closed at $12.13.

Throughout the period, the Fund has invested in high-grade insured Kansas tax-exempt bonds. Among our purchases in the primary and secondary markets throughout the six months were bonds issued by housing authorities, hospitals, utilities, and transportation authorities.

High current income exempt from federal and Kansas income taxes with preservation of capital remain the chief objectives of the Fund.

We invite your personal calls and visits.


Sincerely,



Monte L. Avery                              Robert E. Walstad
Chief Portfolio Strategist                  President

TERMS & DEFINITIONS
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
     Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", and "A", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
     It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------
Portfolio Quality Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA             100.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]
GO-General Obligation        45.3%
HC-Health Care               23.2%
H-Housing                    17.8%
W/S-Water/Sewer               6.8%
O-Other                       3.1%
T-Transportation              1.4%
U-Utilities                   1.2%
C/L-COP/Lease                 1.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

               Comparison of change in value of $10,000 investment in The
               Kansas Insured Intermediate Fund and Lehman Bros. Municipal 7
               Year Maturity Bond Index

               The Kansas Insured     The Kansas Insured         Lehman Bros. Municipal
               Intermediate Fund      Intermediate Fund          7 Year Maturity Bond Index
               w/o sales charge       w/ max sales charge
               ----------------------------------------------------------------------------
11/23/1992     $10,000                $ 9,725                    $10,000
1993           $10,829                $10,531                    $10,694
1994           $11,025                $10,722                    $10,981
1995           $11,656                $11,335                    $11,869
1996           $12,326                $11,987                    $12,470
1997           $12,912                $12,557                    $13,548
01/30/98       $13,092                $12,732                    $14,037

                         AVERAGE ANNUAL TOTAL RETURNS
                     For periods ending January 30, 1998
------------------------------------------------------------------------------
                                                             Since Inception
                              1 year         5 year        (November 23, 1992)
------------------------------------------------------------------------------
Without sales charge           3.20%          5.20%                 5.33%
With sales charge              0.36%          4.61%                 4.77%
------------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

KEY STATISTICS
--------------

07-31-97 NAV(share value)            $12.23
01-30-98 NAV                         $12.13
Average Maturity                       9.2 years
Number of Issues                      57
Total Net Assets                     $22,633,673

Schedule of Investments  January 30, 1998 (Unaudited)

Name of Issuer
Percentages represent the market value of                    Rating        Coupon                   Principal          Market
each investment category to total net assets               Moody's/S&P      Rate      Maturity       Amount            Value
--------------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (96.9%)

Butler Cty., KS (Augusta) USD #402 G.O.  AMBAC               Aaa/AAA       5.400%     10/01/06     $    200,000     $    213,604
Douglas Cty., KS USD #491  (Eudora) Ref. G.O. AMBAC          Aaa/AAA       7.750      03/01/01          190,000          209,999
*Douglas Cty., KS USD #497  (Lawrence) G.O. FGIC             Aaa/AAA       7.200      09/01/02        1,370,000        1,538,770
Johnson & Miami Cnty KS GO USD # 230 FGIC                    Aaa/AAA       5.300      12/01/10          300,000          314,469
Johnson Cty., KS USD #232 (Desoto) G.O. CGIC                 Aaa/AAA       5.400      03/01/03          100,000          105,683
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA                 Aaa/NR        5.150      09/01/09          510,000          533,664
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA                 Aaa/NR        5.200      09/01/10          600,000          628,224
Johnson Cty., KS USD #233 (Olathe) G.O.  AMBAC               Aaa/AAA       6.150      03/01/07          300,000          325,317
Kansas City, KS (St. Margaret Hlth. Ctr.) AMBAC              Aaa/AAA       5.700      08/01/03          250,000          266,032
Kansas City, KS Special Obligation Escrowed                  Aaa/AAA       6.000      02/15/03          200,000          215,316
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA           Aaa/AAA       5.300      11/15/09          375,000          392,801
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA           Aaa/AAA       5.200      11/15/08          375,000          393,514
KS Devl. Finance Auth. (Stormont Vail) Rev. MBIA             Aaa/AAA       5.700      11/15/08          450,000          487,589
KS Devl. Finance Auth. (Stormont Vail) Rev. MBIA             Aaa/AAA       5.600      11/15/07          100,000          107,384
KS Devl. Finance Auth. Multifamily Hsg. Rev. FNMA             NR/AAA       5.700      12/01/09          325,000          331,012
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA           Aaa/AAA       5.500      10/01/05          250,000          262,185
KS Devl. Finance Auth. Rev. Public Water Supply AMBAC        Aaa/NR        4.900      04/01/12          150,000          150,193
KS Devl. Finance Auth. Rev. Public Water Supply AMBAC        Aaa/NR        4.900      04/01/13          115,000          114,675
KS State Turnpike Auth. Rev. FGIC                            Aaa/AAA       5.450      09/01/10          200,000          212,372
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA         Aaa/AAA       5.200      11/15/02          160,000          167,269
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA         Aaa/AAA       5.300      11/15/03          170,000          178,753
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA         Aaa/AAA       5.400      11/15/04          155,000          164,188
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev.           Aaa/AAA       6.050      02/01/06          350,000          363,125
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. Ref.      Aaa/AAA       5.875      02/01/04          500,000          516,680
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. Ref.      Aaa/AAA       5.950      02/01/05          250,000          260,140
Linn Cty., KS (Prairie View) USD #362 G.O.  ASGUA            Aaa/AA        5.500      11/01/09          500,000          527,710
McPherson Cty., KS (McPherson) USD #418 G.O. CGIC            Aaa/AAA       5.700      09/01/06          400,000          435,616
McPherson Cty., KS (McPherson) USD #418 G.O. CGIC            Aaa/AAA       5.500      09/01/05          100,000          107,523
McPherson Cty., KS USD #418 G.O. FSA                         Aaa/NR        4.450      09/01/10          600,000          591,312
Miami Cty., KS Water Dist. #2  Rev. Ref. ASGUA               Aaa/AA        5.750      12/01/04          225,000          234,990
Olathe, KS (Bristol Pointe) MultiFamily Hsg. Rev. Ref. FNMA   NR/AAA       5.250      11/01/12          485,000          490,650
Olathe, KS (Good Samaritan Soc.) AMBAC                       Aaa/AAA       5.500      05/01/03          110,000          116,383
Olathe, KS (Good Samaritan Soc.) AMBAC                       Aaa/AAA       5.400      05/01/02          150,000          157,170
Olathe, KS (Good Samaritan Soc.) AMBAC                       Aaa/AAA       5.200      05/01/01          140,000          145,573
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC               Aaa/AAA       5.125      09/01/12          500,000          511,420
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. Ref. AMBAC          Aaa/AAA       5.600      09/01/05        1,000,000        1,063,510
Riley Cty., KS G.O. Ref.  AMBAC                              Aaa/AAA       4.550      09/01/10          250,000          248,800
Sedgwick Cty., KS (Maize) USD #266 G.O. CGIC                 Aaa/AAA       5.500      09/01/05          300,000          321,453
Sedgwick Cty., KS (Maize) USD #266 G.O. CGIC                 Aaa/AAA       5.600      09/01/06          200,000          215,810
Sedgwick Cty., KS (Renwick) USD #267 G.O. AMBAC              Aaa/AAA       6.000      11/01/07          570,000          613,884
Sedgwick Cty., KS (Renwick) USD #267 G.O. AMBAC              Aaa/AAA       5.850      11/01/06          290,000          315,604
Sedgwick\Shawnee Cty., KS Single Family Mrtge. Ref. GNMA     Aaa/AAA       5.250      11/01/04           60,000           60,793
Sedgwick\Shawnee Cty., KS Single Family Mrtge. Rev. GNMA     Aaa/NR        5.200      12/01/08          565,000          570,978
Seward Cty., KS Hospital  Ref. G.O. AMBAC                    Aaa/AAA       5.600      08/15/04          100,000          105,532
Seward Cty., KS Hospital  Ref. G.O. AMBAC                    Aaa/AAA       5.600      08/15/04          150,000          158,298
Shawnee Cty., KS USD # 345 Seaman G.O. MBIA                  Aaa/NR        4.700      09/01/08          320,000          324,845
Shawnee Cty., KS (Shawnee Heights) USD #450 G.O. CGIC        Aaa/AAA       6.500      09/01/00          250,000          266,153
Shawnee Cty., KS (Topeka) USD #501 G.O. FGIC                 Aaa/AAA       5.550      02/01/07          820,000          872,513
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref.
 MBIA                                                        Aaa/AAA       6.100      10/01/04          775,000          828,258
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref.
 MBIA                                                        Aaa/AAA       6.000      10/01/03          250,000          265,938
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA              Aaa/AAA       7.000      03/01/05          100,000          106,764
Wichita, KS Multifamily Hsg. Rev. FNMA                        NR/AAA       5.375      07/01/10          625,000          634,825
Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA       NR/AAA       5.250      10/01/12          800,000          810,544
Wichita, KS Water & Sewer Util. Rev. Ref. FGIC               Aaa/AAA       5.600      04/01/05          610,000          641,458
Wichita, KS Water & Sewer Util. Rev. Ref. FGIC               Aaa/AAA       5.750      10/01/06          150,000          158,732
Wichita, KS Water & Sewer Util. Rev. FGIC                    Aaa/AAA       5.000      07/01/11          500,000          509,105
Wyandotte Cty., KS Ref. & Impvt. G.O. FGIC                   Aaa/AAA       7.000      09/01/05        1,020,000        1,068,277
                                                                                                                    ------------
TOTAL KANSAS MUNICIPAL BONDS (COST:  $21,052,829)                                                                   $ 21,933,379
                                                                                                                    ------------
 SHORT TERM SECURITIES (5.4%)
 Federated Tax-Free Trust                                                                                           $     47,546
 Federated Intermediate Municipal Trust                                                                                1,184,695
                                                                                                                    ------------
TOTAL SHORT TERM SECURITIES (COST: 1,236,396)                                                                       $  1,232,241
                                                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $22,289,225)                                                                 $ 23,165,620
OTHER ASSETS LESS LIABILITIES (-2.4%)                                                                                   (531,947)
                                                                                                                    ------------
NET ASSETS                                                                                                          $ 22,633,673
                                                                                                                    ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Funds Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30, 1998 (Unaudited)

Statement of Assets and Liabilities January 30, 1998 (Unaudited)

Assets
     Investment in securities, at value (cost: $22,289,225)                $     23,165,620
     Accrued interest receivable                                                    425,435
     Accrued dividends receivable                                                     2,643
                                                                           ----------------
        Total Assets                                                       $     23,593,698
                                                                           ----------------
Liabilities
     Bank overdraft                                                        $         10,251
     Dividends payable                                                               84,043
     Accrued expenses                                                                14,211
     Security purchases payable                                                     851,520
                                                                           ----------------
        Total Liabilities                                                  $        960,025
                                                                           ----------------
Net Assets                                                                 $     22,633,673
                                                                           ================

Net assets are represented by:
     Paid-in capital                                                       $     22,618,068
     Accumulated undistributed net realized gain(loss) on investments              (860,790)
     Unrealized appreciation on investments                                         876,395
                                                                           ----------------
          Total amount representing net assets applicable to
           1,865,962 outstanding shares of no par common
          stock (unlimited shares authorized)                              $     22,633,673
                                                                           ================
Net asset value per share                                                  $          12.13
                                                                           ================

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the six months ended January 30, 1998 (Unaudited)
-----------------------------------------------------

INVESTMENT INCOME
     Interest                                                              $        598,920
     Dividends                                                                       12,530
                                                                           ----------------
         Total Investment Income                                           $        611,450
                                                                           ----------------
EXPENSES
     Investment advisory fees                                              $         58,950
     Custodian fees                                                                     937
     Transfer agent fees                                                             16,840
     Accounting service fees                                                         17,880
     Professional fees                                                                  533
     Trustees' fees                                                                   1,312
     Reports to shareholders                                                          1,329
     Registration and filing fees                                                       452
     Amortization of organization costs                                               1,551
                                                                           ----------------
        Total Expenses                                                     $         99,784
      Less expenses waived  or absorbed
      by the Fund's manager                                                          (9,808)
                                                                           ----------------
        Total Net Expenses                                                 $         89,976
                                                                           ----------------
NET INVESTMENT INCOME                                                      $        521,474
                                                                           ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                               $        258,283
     Futures transactions                                                          (401,698)
     Net change in unrealized appreciation (depreciation) of
     investments                                                                    (80,524)
                                                                           ----------------
          Net Realized and Unrealized Gain (Loss) on Investments
           and Futures                                                     $       (223,939)
                                                                           ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                  $        297,535
                                                                           ================

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
For the six months ended January 30, 1998 and the year ended July 31, 1997
--------------------------------------------------------------------------
                                                                           For the Six
                                                                           Months Ended                  For The Year
                                                                         January 30, 1998                   Ended
                                                                            (Unaudited)                 July 31, 1997
                                                                         --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                $     521,474               $     1,196,787
     Net realized gain (loss) on investment and futures transactions           (143,415)                     (411,602)
     Net unrealized appreciation (depreciation) on investments                  (80,524)                      525,690
                                                                         --------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations           $     297,535               $     1,310,875
                                                                         --------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                 $    (521,474)              $    (1,196,787)
     Distributions from net realized gain on investment transactions                  0                             0
                                                                         --------------------------------------------
     Total Dividends and Distributions                                    $    (521,474)              $    (1,196,787)
                                                                         --------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                         $     329,619               $     1,355,388
     Proceeds from reinvested dividends                                         319,487                       720,398
     Cost of shares redeemed                                                 (3,324,912)                   (7,220,379)
                                                                         --------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
      From Capital Share Transactions                                     $  (2,675,806)              $    (5,144,593)
                                                                         --------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   $  (2,899,745)              $    (5,030,505)

NET ASSETS, BEGINNING OF PERIOD                                             25,533,418                     30,563,923
                                                                         --------------------------------------------
NET ASSETS, END OF PERIOD                                                 $ 22,633,673                $    25,533,418
                                                                         ============================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 30, 1998 (Unaudited)

Note 1.     ORGANIZATION

Business Operations -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.


Note 2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation, ("Ranson") using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Ranson may employ a matrix system to determine valuations. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis. Accumulated amortization at January 30, 1998 totaled $42,113.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 30, 1998, a net capital loss carryforward totaling $717,376, which may be used to offset capital gains realized during subsequent years through July 31, 2005.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.


Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 30, 1998, there were unlimited shares of no par authorized; 1,865,962 and 2,086,938 shares were outstanding at January 30, 1998 and July 31, 1997, respectively.

Transactions in capital shares were as follows:

Shares
                                           ----------------------------------
                                             For the Six          For The
                                            Months Ended         Year Ended
                                           January 30, 1998     July 31, 1997
                                           ----------------------------------
Shares sold                                    27,202              110,692
Shares issued on reinvestment of dividends     26,395               58,878
Shares redeemed                              (274,573)            (589,765)
                                           ----------------------------------
Net increase (decrease)                      (220,976)            (420,195)
                                           ==================================

Note 4.      INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation, to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $58,950 of investment advisory fees for the six months ended January 30, 1998. The Fund has a payable to Ranson Capital Corporation of $7,293 at January 30, 1998, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 30, 1998, commissions earned by ND Capital, Inc. totaled $3,963 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $16,840 of transfer agency fees and expenses for the six months ended January 30, 1998. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $17,890 of accounting service fees for the six months ended January 30, 1998.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,789,686 and $9,330,730, respectively, for the six months ended January 30, 1998.

Note 6.     INVESTMENT IN SECURITIES

At January 30, 1998, the aggregate cost of securities for federal income tax purposes was $22,289,225, and the net unrealized appreciation of investments based on the cost was $876,395, which is comprised of $892,815 aggregate gross unrealized appreciation and $16,420 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
---------------------------------------------------------------------------------

                                        For the Six     For the Year   For the Year   For the Year   For the Year   For the Period
                                        Months Ended       Ended          Ended          Ended          Ended       Since Inception
                                      January 30, 1998    July 31,       July 31,       July 31,       July 31,     (Nov. 23,1992)
                                         (Unaudited)        1997           1996           1995           1994       to July 31,1993
                                      ---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $  12.23       $  12.19       $  12.04       $  11.92       $  12.24         $  11.59
                                      ---------------------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income               $    .27       $    .53       $    .53       $    .54       $    .52         $    .32
     Net realized and unrealized gain
     (loss) on investment and futures
     transactions                            (.10)           .04            .15            .12           (.30)             .65
                                      ---------------------------------------------------------------------------------------------
        Total From Investment
         Operations                      $    .17       $    .57       $    .68       $    .66       $    .22         $    .97
                                      ---------------------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment
      income                             $   (.27)      $   (.53)      $   (.53)      $   (.54)      $   (.52)        $   (.32)
     Distributions from net capital
      gains                                   .00            .00            .00            .00           (.02)             .00
                                      ---------------------------------------------------------------------------------------------
        Total Distributions              $   (.27)      $   (.53)      $   (.53)      $   (.54)      $   (.54)        $   (.32)
                                      ---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  12.13       $  12.23       $  12.19       $  12.04       $  11.92         $  12.24
                                      =============================================================================================
Total Return                             2.80%(A)(B)    4.76%(A)       5.75%(A)       5.72%(A)       1.81%(A)         13.50%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
      (in thousands)                     $22,634        $25,533        $30,564        $30,678        $31,216          $22,110
     Ratio of net expenses (after
      expense assumption) to
      average net assets                 0.76%(B)(C)    0.76%(C)       0.69%(C)       0.62% (C)      0.51% (C)        0.33%(B)(C)
     Ratio of net investment
      income to average net assets       4.40%(B)       4.33%          4.37%          4.57%          4.26%            4.41%(B)
     Portfolio turnover rate            20.62%         28.68%         19.96%         63.00%         56.00%          152.00%

(A)  Excludes maximum sales charge of 2.75%.
(B)  Ratio was annualized.
(C) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $9,808, $40,608, $71,943, $112,745,
     $136,079 , and $68,286, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.84%, 0.90%, 0.92%, 0.98%, 0.99%, and 1.24%, respectively.

The accompanying notes are an integral part of these financial statements.

Dear Shareholders,


We are pleased to enclose the semi-annual report on the operations of The Nebraska Municipal Fund, for the six months ended January 30, 1998. The Fund's portfolio and related financial statements are presented within for your review.

Will Rogers once said, "All I know is what I read in the paper." Well, if you are reading today's financial reports all you get is confused. Inflation or deflation? Higher rates or lower rates? Read a paper, watch television or get on a mailing list and you will find opinions of economic forecasting are quite often contradictory.

As we enter the new year, the U.S. economy is enjoying nearly seven years of uninterrupted growth, the unemployment rate is the lowest since 1973, the stock market is at record highs, interest rates are low and inflation is the most docile in a generation. Yet, despite these events the financial markets are volatile.

Recent events in foreign equity markets and their impact on the U.S. stock market cause us to pause and question whether the recent drop in interest rates is sustainable. Our sense is that yields on municipal bonds will stay at their lower levels during the first half of 1998 when the bulk of the Asian events slow down the U.S. economy, then edge higher in the latter part of the year once the Asian drag subsides.

In spite of all this, tax-free municipal bonds are relatively cheap (a good value) when compared to U.S. Treasury bonds. Long-term municipals historically offer 75% to 80% of the return available from a 30 year Treasury bond. As of this writing that ratio is about 85%.

The Nebraska Municipal Fund utilized a partial hedge during the period. Futures contracts in U.S. Treasury bonds were employed. By using a partial hedge to protect against the possibility of interest rate hikes, share prices were held down as rates declined during the six months ended January 30, 1998. Share price began the period at $11.26 and closed at $11.24.

Throughout the period, the Fund has invested in high-grade Nebraska tax-exempt bonds. Among our purchases in the primary and secondary markets throughout the six months were bonds issued by housing authorities, hospitals, and utilities.

High current income exempt from federal and Nebraska income taxes with preservation of capital remain the chief objectives of the Fund.

We invite your personal calls and visits.


Sincerely,



Monte L. Avery                              Robert E. Walstad
Chief Portfolio Strategist                  President

TERMS & DEFINITIONS
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
     Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A" and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
     It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments)
-------------------------
[pie chart]
AAA           45.0%
AA            21.2%
A             19.4%
BBB            0.4%
NR            14.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]
H-Housing                     22.6%
GO-General Obligation         17.4%
S-School                      16.7%
U-Utilities                   15.2%
O-Other                       12.6%
HC-Health Care                12.1%
I-Industrial                   3.4%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARTATIVE INDEX GRAPH
------------------------
[line chart]

               Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

               The Nebraska Municipal     The Nebraska Municipal            The Lehman Brothers
               Fund w/o sales charge      Fund w/ max sales charge          Muni Bond Index
               ------------------------------------------------------------------------------------------------------
11/17/93       $10,000                    $ 9,575                           $10,000
1994           $ 9,773                    $ 9,357                           $ 9,892
1995           $10,471                    $10,026                           $10,673
1996           $11,071                    $10,600                           $11,376
1997           $11,909                    $11,402                           $12,544
01/30/98       $12,192                    $11,674                           $13,048

                                  Average Annual Total Returns
                               For periods ending January 30, 1998
------------------------------------------------------------------------------
                                                             Since Inception
                         1 year            5 year          (November 17, 1993)
------------------------------------------------------------------------------
Without sales charge     6.19%             NA                    4.83%
With sales charge        1.68%             NA                    3.75%
------------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

KEY STATISTICS
--------------

07-31-97 NAV(share value)            $11.26
01-30-98 NAV                         $11.24
Average Maturity                      21.0 years
Number of Issues                      64
Total Net Assets                     $27,444,615

Schedule of Investments  January 30, 1998 (Unaudited)

Name of Issuer
Percentages represent the market value of                       Rating        Coupon                   Principal         Market
each investment category to total net assets                  Moody's/S&P      Rate      Maturity       Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (97.5%)

Cass Cty. School Dist. #001 Plattsmouth AMBAC                   NR/AAA        5.000%     12/15/19     $   250,000     $   247,335
Chadron State College, NE Student Fees & Facs. Rev. Ref.        NR/NR         5.700      07/01/11         300,000         309,336
Cuming Cty., NE School Dist. #020 (Bancraft-Rosalie)            NR/NR         5.750      12/15/17         100,000         104,992
Dawson Cty., NE SID #1  Ref. G.O.                                A/A          5.650      02/01/22         300,000         313,335
Douglas Cty. NE (Lakeside Village Proj.) AMBAC                 Aaa/AAA        5.125      12/15/22         300,000         293,691
Douglas Cty. NE School  Dist. #10 (Elkhorn)                     NR/A          5.000      12/15/13         200,000         200,418
Douglas Cty., NE (Cath.  Hlth. Corp.) Rev. MBIA                Aaa/AAA        5.500      11/15/21         340,000         356,031
Douglas Cty., NE School  Dist. #10 (Elkhorn) AMBAC             Aaa/AAA        5.400      12/15/14         400,000         415,868
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.                     NR/NR         5.900      10/15/17         100,000         103,578
Douglas Cty., NE SID #295 G.O.                                  NR/NR         6.500      06/01/17         800,000         847,840
Douglas Cty., NE SID #363 Hillsborough G.O.                     NR/NR         5.850      09/15/17         100,000         103,963
Douglas Cty., NE SID #392 Cinnamon Creek G.O.                   NR/NR         5.750      08/15/17         200,000         203,878
Douglas Cty., NE SID #396 First National Business Park          NR/NR         5.750      09/01/17         100,000         104,491
Gage Cty., NE (Beatrice) School Dist. #15 G.O. AMBAC            NR/AAA        5.900      12/15/16         850,000         915,203
Grand Island, NE Sewer Syst. Rev.                                A/NR         6.000      04/01/14         250,000         277,157
Hastings, NE Elec. Rev.                                          A/A          6.300      01/01/19         370,000         410,926
Hemingford, NE G.O.                                             NR/NR         5.600      02/15/12         115,000         119,870
Kearney Cty., NE Combined  Util. Rev.                          A-1/NR         6.100      06/01/14         600,000         650,826
Kearney Cty., NE School  Dist. #503 G.O.                        NR/NR         6.150      12/15/12         100,000         105,650
Lancaster Cty., NE (Bryan  Memorial Hospital) Rev. MBIA         NR/AAA        5.375      06/01/19         750,000         770,317
Lancaster Cty., NE Lincoln Medl.  Educ. Foundn. Hosp. Rev.      NR/NR         5.700      02/01/11         100,000         105,067
Lancaster Cty., NE Lincoln Medl.  Educ. Foundn. Hosp. Rev.      NR/NR         5.800      02/01/12         175,000         184,102
Lincoln, NE Elec. Syst. Rev.                                    Aa/AA+        5.750      09/01/16         750,000         804,375
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.          Aa/AA+        5.875      10/15/23         850,000         915,067
Lincoln/Lancaster Cty., NE Public Bldg. Community               Aa/AA+        5.800      10/15/18         475,000         521,483
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC            Aaa/AAA        5.950      01/01/11         300,000         321,078
NE Educ. Finance Auth. (Midland Lutheran College) Rev. G.O.     NR/NR         6.250      06/15/15         100,000         105,341
NE Educ. Finance Auth. (York College Project) Rev.              NR/NR         5.400      10/15/12         275,000         282,626
NE Hgr. Educ. Loan Program Junior Subord. Term                   A/NR         6.450      06/01/18         400,000         434,748
NE Hgr. Educ. Loan Program Senior Subord. Term                  Aa/NR         6.250      06/01/18         800,000         850,408
NE Hgr. Educ. Loan Program Student Loan                          A/NR         5.875      06/01/14       1,350,000       1,402,987
NE Investment Fin Auth. (Great Plains Regl. Medl. Ctr.) Rev.    NR/AA         5.450      11/15/17         400,000         402,004
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) Rev.    NR/AA         6.500      05/15/14         150,000         164,030
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA Aa/NR         6.800      12/01/15         375,000         395,625
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA Aa/NR         6.850      12/01/25         525,000         558,164
NE Invmt. Finance Auth. Children  (Healthcare Svcs.) Rev. AMBAC NR/AAA        5.500      08/15/27       1,000,000       1,034,830
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA              NR/AAA        6.200      06/01/28         500,000         508,210
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA              NR/AAA        6.000      06/01/17         500,000         508,370
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA              NR/AAA        6.100      06/01/29         500,000         509,115
*NE Invmt. Finance Auth. Single Family Hsg. Rev.                NR/AAA        6.600      09/01/20         710,000         737,072
NE Invmt. Finance Auth. Single Family Hsg. Rev.                 NR/AAA        6.500      09/01/18         400,000         409,772
NE Invmt. Finance Auth. Single Family Hsg. Rev.                Aaa/AAA        6.300      09/01/28       1,110,000       1,132,744
NE Invmt. Finance Auth. Single Family Hsg. Rev.                 NR/AAA        5.850      09/01/28         470,000         477,384
NE Invmt. Finance Auth. Single Family Hsg. Rev.                 NR/AAA        5.850      09/01/28         400,000         406,284
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA            NR/AAA        6.200      09/01/17         250,000         257,570
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA           Aaa/AAA        6.250      03/01/21         300,000         306,456
NE Public Power Dist. Power Supply Syst. Rev.                  A-1/A+         6.125      01/01/15         390,000         426,680
NE Public Power Dist. Power Supply Syst. Rev.                  A-1/A+         5.750      01/01/20         790,000         811,725
Northeast NE Juvenile Auth. 1st Mrtge. Rev.                     NR/NR         6.375      06/01/17         280,000         290,150
Northeast NE Solid Waste Facs. Rev. MBIA                       Aaa/AAA        5.900      05/15/15         600,000         637,944
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev.     Aa-1/AAA        5.700      09/15/15         750,000         802,650
Omaha, NE Public Power Dist. Elec. Syst. Rev.                   NR/AA         6.000      02/01/15         330,000         352,602
Omaha, NE Public Power Dist. Elec. Syst. Rev.                   Aa/AA         6.200      02/01/17         650,000         723,678
Omaha, NE Various Purpose                                      Aaa/AAA        6.250      12/01/12         250,000         278,942
Omaha, NE Various Purpose                                      Aaa/AAA        6.250      12/01/14         250,000         279,570
Otoe Cty., NE School Dist. #111  (Nebraska City) Ref. AMBAC    Aaa/AAA        5.800      11/15/14         400,000         434,476
Papillion, NE G.O.                                              NR/NR         6.150      07/01/12         105,000         111,224
Sarpy Cty., NE SID #142  (Fair Meadows) Ref. G.O.               NR/NR         5.850      08/15/17         100,000         102,399
Sarpy Cty., NE SID #52  (Prairie Corners) G.O.                  NR/NR         6.000      10/01/17         300,000         310,653
Sarpy Cty., NE SID #86  (Willow Springs) G.O.                   NR/NR         6.250      01/15/17         100,000         105,155
Washington Cty., NE  School Dist. #1 G.O.                       NR/A          5.800      07/15/11         100,000         106,523
Washington Cty., NE  School Dist. #1 G.O.                       NR/A          5.900      07/15/15         135,000         146,517
York, NE Sewer Syst. Rev.                                       NR/NR         5.850      06/01/12         140,000         149,201
York, NE Sewer Syst. Rev.                                       NR/NR         6.000      06/01/17         100,000         108,099
                                                                                                                      -----------
TOTAL NEBRASKA MUNICIPAL BONDS (COST:  $25,315,359)                                                                   $26,767,805
                                                                                                                      -----------
SHORT TERM SECURITIES (2.3%)
 Federated Tax-Free Trust                                                                                             $   228,353
 Federated Intermediate Municipal Trust                                                                                   400,726
                                                                                                                      -----------
TOTAL SHORT-TERM SECURITIES (COST: $628,352)                                                                          $   628,726
                                                                                                                      -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $25,943,711)                                                                   $27,396,531
OTHER ASSESTS LESS LIABILITIES (0.2%)                                                                                      48,084
                                                                                                                      -----------
NET ASSETS                                                                                                            $27,444,615
                                                                                                                      ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities January 30, 1998 (Unaudited)
---------------------------------------------------------------
Assets
     Investment in securities, at value (Cost: $25,943,711)                $     27,396,531
     Cash                                                                           172,168
     Accrued interest receivable                                                    378,817
     Accrued dividends receivable                                                       987
     Receivable for fund shares sold                                                 67,515
     Deferred organization costs                                                      4,586
                                                                           ----------------
        Total Assets                                                       $     28,020,604
                                                                           ----------------
Liabilities
     Dividends payable                                                     $        114,800
     Accrued expenses                                                                17,076
     Security purchases payable                                                     444,113
                                                                           ----------------
        Total Liabilities                                                  $        575,989
                                                                           ----------------
Net Assets                                                                 $     27,444,615
                                                                           ================
Net assets are represented by:
     Paid-in capital                                                       $     27,540,970
     Accumulated undistributed net realized gain(loss) on
      investments                                                                (1,549,175)
     Unrealized appreciation on investments                                       1,452,820
                                                                           ----------------
          Total amount representing net assets applicable to
           2,442,744 outstanding shares of no par common
          stock (Unlimited shares authorized)                              $     27,444,615
                                                                           ================
Net asset value per share                                                  $          11.24
                                                                           ================

Statement of Operations for the six months  ended January 30, 1998 (Unaudited)
-----------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                              $        780,803
     Dividends                                                                        8,239
                                                                           ----------------
         Total Investment Income                                           $        789,042
                                                                           ----------------
EXPENSES
     Investment advisory fees                                              $         69,239
     Service fees                                                                    34,427
     Custodian fees                                                                   1,603
     Transfer agent fees                                                             19,465
     Accounting service fees                                                         18,932
     Professional fees                                                                4,433
     Reports to shareholders                                                          1,729
     Trustees fees                                                                    1,399
     Registration and filing fees                                                     5,079
     Amortization of organization costs                                               2,763
                                                                           ----------------
         Total Expenses                                                    $        159,069
     Less expenses waived  or absorbed
      by the Fund's manager                                                          73,219
                                                                           ----------------
         Total Net Expenses                                                $         85,850
                                                                           ----------------
NET INVESTMENT INCOME                                                      $        703,192
                                                                           ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                               $         95,155
     Futures transactions                                                          (515,806)
     Net change in unrealized appreciation (depreciation) of
      investments                                                                   349,094
                                                                           ----------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                          $        (71,557)
                                                                           ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                  $        631,635
                                                                           ================

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30, 1998

Statement of Changes in Net Assets
For the six months ended January 30, 1998 and the year ended July 31, 1997
--------------------------------------------------------------------------
                                                                           For the Six
                                                                           Months Ended                  For The Year
                                                                         January 30, 1998                   Ended
                                                                            (Unaudited)                 July 31, 1997
                                                                         --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                $     703,192                 $   1,223,208
     Net realized gain (loss) on investment and futures transactions           (420,651)                     (586,350)
     Net unrealized appreciation (depreciation) on investments                  349,094                     1,151,347
                                                                         --------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations           $     631,635                 $   1,788,205
                                                                         --------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                 $    (703,192)                $  (1,223,208)
     Distributions from net realized gain on investment and
      futures transactions                                                            0                             0
                                                                         --------------------------------------------
     Total Dividends and Distributions                                    $    (703,192)                $  (1,223,208)
                                                                         --------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                         $   1,503,384                 $  13,035,407
     Proceeds from reinvested dividends                                         465,937                       787,747
     Cost of shares redeemed                                                 (2,254,703)                   (4,663,555)
                                                                          -------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
      From Capital Share Transactions                                      $   (285,382)                $   9,159,599
                                                                          -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    $   (356,939)                $   9,724,596

NET ASSETS, BEGINNING OF PERIOD                                            $ 27,801,554                 $  18,076,958
                                                                           ------------------------------------------
NET ASSETS, END OF PERIOD                                                  $ 27,444,615                 $  27,801,554
                                                                           ==========================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 30, 1998 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation (Capital), using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. The Fund follows industry practic and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis. Accumulated amortization at January 30, 1998 totaled $22,468.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 30, 1998, a net capital loss carryforward totaling $1,128,524, which may be used to offset capital gains realized during subsequent years through July 31, 2005.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 30, 1998, there were unlimited shares of no par authorized; 2,442,744 and 2,468,032 shares were outstanding at January 30, 1998 and July 31, 1997, respectively.

Transactions in capital shares were as follows:

                                                         Shares
                                           ----------------------------------
                                             For the Six          For The
                                            Months Ended         Year Ended
                                           January 30, 1998     July 31, 1997
                                           ----------------------------------
Shares sold                                    135,095            1,172,643
Shares issued on reinvestment of dividends      41,734               71,004
Shares redeemed                               (202,117)            (419,638)
                                           ----------------------------------
Net increase (decrease)                        (25,288)             824,009
                                           ==================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $46,220 of investment advisory fees after partial waiver of $23,019 for the six months ended
January 30, 1998. The Fund has a payable to Ranson Capital Corporation of $5,829 at January 30, 1998 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation (Capital), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Capital is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $28,851 of service fee expenses after partial waiver of $5,576 for the six months ended January 30, 1998. In addition, the Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 30, 1998, commissions earned by ND Capital, Inc. totaled $1,875 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund incurred $19,465 of transfer agency fees, of which $15,995 was waived, for the six months ended January 30, 1998.
ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has incurred $18,932 of accounting service fees, of which $15,772 was waived, for the six months ended January 30, 1998.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $5,774,714 and $6,727,937 respectively, for the six months ended January 30, 1998.

Note 6.     INVESTMENT IN SECURITIES

At January 30, 1998, the aggregate cost of securities for federal income tax purposes was $25,943,711, and the net unrealized appreciation of investments based on the cost was $1,452,820 which is comprised of $1,453,475 aggregate gross unrealized appreciation and $655 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------
                                               For the                                                         For The Period
                                              Six Months      For the         For The          For The         Since Inception
                                              Ended Year       Year            Year             Year          (Nov. 17, 1993)
                                              January 30,      Ended           Ended            Ended             Through
                                                 1998         July 31,        July 31,         July 31,           July 31,
                                             (Unaudited)        1997            1996             1995               1994
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   11.26       $   11.00       $   10.95        $   10.82        $   11.49
                                             ---------------------------------------------------------------------------------
Income from Investment Operations:
     Net Investment Income                    $      .28      $     .55       $     .57        $     .59        $     .45
     Net realized and unrealized gain
     (loss) on investment and futures
      transactions                                 (.02)            .26             .05              .13             (.67)
                                             ---------------------------------------------------------------------------------
        Total From Investment Operations      $     .26       $     .81       $     .62        $     .72        $    (.22)
                                             ---------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income     $    (.28)      $    (.55)      $    (.57)       $    (.59)       $    (.45)
     Distributions from net capital gains           .00             .00             .00              .00              .00
                                             ---------------------------------------------------------------------------------
        Total Distributions                   $   (.28)       $    (.55)      $    (.57)       $    (.59)       $    (.45)
                                             ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  11.24        $   11.26       $   11.00        $   10.95        $   10.82
                                             =================================================================================
Total Return                                  4.76%(A)(B)     7.57%(A)        5.73%(A)         7.14%(A)        (3.20)%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) $27,445         $27,802         $18,077          $14,445          $8,171
     Ratio of net expenses (after expense
      assumption) to average net assets       0.62%(B)(C)     0.71%(C)        0.62%(C)         0.35%(C)         0.19%(B)(C)
     Ratio of net investment income to
      average net assets                      5.10%(B)        5.03%           5.13%            5.63%            5.51%(B)
     Portfolio turnover rate                 21.20%          42.84%          27.20%          140.00%          314.00%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $73,219, $124,394, $129,053, $146,913 and $70,186, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 1.16%, 1.22%, 1.38%, 1.66%, and 2.25%, respectively.

The accompanying notes are an integral part of these financial statements.

Dear Shareholders,


We are pleased to enclose the semi-annual report on the operations of the Oklahoma Municipal Fund, for the six months ended January 30, 1998. The Fund's portfolio and related financial statements are presented within for your review.

Will Rogers once said, "All I know is what I read in the paper." Well, if you are reading today's financial reports all you get is confused. Inflation or deflation? Higher rates or lower rates? Read a paper, watch television or get on a mailing list and you will find opinions of economic forecasting are quite often contradictory.

As we enter the new year, the U.S. economy is enjoying nearly seven years of uninterrupted growth, the unemployment rate is the lowest since 1973, the stock market is at record highs, interest rates are low and inflation is the most docile in a generation. Yet, despite these events the financial markets are volatile.

Recent events in foreign equity markets and their impact on the U.S. stock market cause us to pause and question whether the recent drop in interest rates is sustainable. Our sense is that yields on municipal bonds will stay at their lower levels during the first half of 1998 when the bulk of the Asian events slow down the U.S. economy, then edge higher in the latter part of the year once the Asian drag subsides.

In spite of all this, tax-free municipal bonds are relatively cheap (a good value) when compared to U.S. Treasury bonds. Long-term municipals historically offer 75% to 80% of the return available from a 30 year Treasury bond. As of this writing that ratio is about 85%.

The Oklahoma Municipal Fund utilized a partial hedge during the period. Futures contracts in U.S. Treasury bonds were employed. By using a partial hedge to protect against the possibility of interest rate hikes, share prices were held down as rates declined during the six months ended January 30, 1998. Share price began the period at $11.86 and closed at $11.93.

Throughout the period, the Fund has invested in high-grade, double exempt Oklahoma bonds, federal exempt Oklahoma bonds and double exempt insured
Purto Rico bonds. Among our purchases in the primary and secondary markets throughout the six months were bonds issued by housing authorities, hospitals, utilities and transportation authorities.

High current income exempt from federal and Oklahoma income taxes with preservation of capital remain the chief objectives of the Fund.

We invite your personal calls and visits.


Sincerely,



Monte L. Avery                              Robert E. Walstad
Chief Portfolio Strategist                  President


TERMS & DEFINITIONS
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
     Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
     It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA          63.3%
AA           12.0%
A             7.0%
BBB           7.5%
NR           10.2%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]
S-School                    23.4%
U-Utilities                 17.6%
HC-Health Care              14.0%
T-Transportation            11.7%
GO-General Obligation       10.9%
I-Industrial                10.2%
W/S-Water/Sewer              8.7%
H-Housing                    3.5%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
-----------------------

               Comparison of change in value of a $10,000 investment in The
               Oklahoma Municipal Fund and the Lehman Bros. Municipal Bond Index

               The Oklahoma Municipal          The Oklahoma Municipal            Lehman Bros
               Fund w/o sales charge           Fund w/ max sales charge          Muni Bond Index
               -----------------------------------------------------------------------------------------------------------
09/25/96        $10,000                        $ 9,575                           $10,000
1997            $10,779                        $10,321                           $11,027
01/30/98        $11,141                        $10,668                           $11,470

                         Average Annual Total Returns
                     For periods ending January 30, 1998
--------------------------------------------------------------------- ------
                                                           Since Inception
                            1 year          5 year       (September 25, 1996)
----------------------------------------------------------------------------
Without sales charge        8.84%             NA               8.35%
With sales charge           4.22%             NA               4.92%
----------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

KEY STATISTICS
--------------

07/31/97 NAV(share value)            $11.86
01/30/98 NAV                         $11.93
Average Maturity                      19.7 years
Number of Issues                      49
Total Net Assets                     $11,764,750

Schedule of Investments  January 30, 1998 (Unaudited)

Name of Issuer
Percentages represent the market value of                       Rating        Coupon                   Principal         Market
each investment category to total net assets                  Moody's/S&P      Rate      Maturity       Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (103.1%)

Eastern OK Board of Regents (State College) Rev.               NR/NR          6.100%     06/01/17     $   150,000     $   158,713
Grand River Dam Auth., Rev. Ref.                                A/A-          5.000      06/01/12         100,000          99,950
Grand River Dam Auth., OK Rev. AMBAC                          Aaa/AAA         5.500      06/01/09          75,000          81,041
*Grand River Dam Auth., OK Rev. AMBAC                         Aaa/AAA         6.250      06/01/11         210,000         240,015
Grand River Dam Auth., OK Rev. Ref. AMBAC                     Aaa/AAA         5.500      06/01/13         120,000         129,554
Norman, OK (Regl. Hospital) Auth. Ref.  MBIA                  Aaa/AAA         5.625      09/01/21         300,000         313,164
OK Board of Regents (NE State Univ. Ctr.) Rev. FSA            Aaa/AAA         5.100      03/01/16         140,000         147,041
OK Board of Regents (OAMC) Connors State Coll. MBIA            NR/AAA         4.650      06/01/18         570,000         559,586
OK Capital Impvt. Auth. Rev.                                    A/NR          5.500      10/01/16         105,000         111,007
OK Devl. Finance Auth. (Bake Rite  Inc. Project) Rev.          NR/NR          8.500      08/01/14         250,000         266,198
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev.             A/NR          5.250      11/01/11         120,000         122,138
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev.             A/NR          5.300      11/01/12         275,000         280,055
OK Devl. Finance Auth. (OK City Univ.) Rev. Ref. AMBAC        Aaa/AAA         5.125      06/01/17         545,000         551,088
OK Devl. Finance Auth. (Southern  Nazarene Univ.) Rev.         NR/NR          6.200      11/01/07         100,000         110,171
OK Devl. Finance Auth. (Southern  Nazarene Univ.) Rev.         NR/NR          6.500      11/01/13          75,000          83,393
OK Devl. Finance Auth. (Tulsa Vo Tech Dist. Proj.) Rev.       Aaa/NR          5.100      08/01/15         750,000         776,895
OK Devl. Finance Auth. Public Facs.  (Univ.) Rev. FSA         Aaa/AAA         5.625      07/01/13          50,000          54,658
OK Hsg. Finance Agency Single Family Mrtge. Rev. GNMA         Aaa/AAA         5.750      09/01/29         400,000         404,652
OK State Indl. Auth. (Deaconess  Hlth. Care) Rev.              NR/BBB         5.500      10/01/12         450,000         454,172
OK State Indl. Auth. Lease (Christian  Univ. Science) Rev.     NR/NR          5.600      02/01/07         190,000         196,789
OK State Indl. Finance Auth. G.O.                            Aa-3/NR          5.000      04/01/13         400,000         402,260
OK State Indl. Finance Auth. Unlimited G.O.                  Aa-3/NR          5.300      09/01/11          50,000          52,782
OK State Indl. Finance Auth. Unlimited G.O.                  Aa-3/NR          5.400      09/01/12          50,000          52,616
OK State Municipal Power Auth. Rev.                           Aaa/AAA         5.875      01/01/12         100,000         111,077
*OK State Municipal Power Auth. Rev. MBIA                     Aaa/AAA         5.875      01/01/15         775,000         875,835
OK State Student Loan Auth.                                   A-1/NR          6.350      09/01/25         100,000         101,000
OK State Turnpike Auth. Rev.                                  A-1/A+          6.125      01/01/20         125,000         137,710
OK State Turnpike Auth. Rev. AMBAC                            Aaa/AAA         6.100      01/01/15         200,000         218,302
OK State Turnpike Auth. Rev. AMBAC                            Aaa/AAA         5.500      01/01/22         150,000         162,426
OK State Unlimited Tax G.O.                                  Aa-3/AA          5.200      07/15/16         150,000         160,088
OK State Unlimited Tax G.O.                                  Aa-3/AA          5.200      07/15/18          90,000          94,959
OK State Unlimited Tax G.O.                                  Aa-3/AA          5.100      07/15/13          90,000          94,163
OK State Water (Loan Program) Rev.                            Aaa/AAA         6.400      09/01/11         100,000         114,003
OK State Water (Loan Program) Rev.                             NR/AA          6.250      10/01/12          50,000          54,819
OK State Water (Loan Program) Rev.                             NR/AA          5.400      09/01/15         105,000         113,079
OK State Water (Loan Program) Rev.                             NR/AA          5.100      09/01/16         415,000         431,774
Oklahoma City, OK Fin. Auth. (Epworth Villa) Rev. Ref.         NR/NR          6.500      04/01/15         200,000         208,886
Oklahoma City, OK Fin. Auth. (Epworth Villa) Rev. Ref.         NR/NR          7.000      04/01/22         200,000         211,288
Oklahoma Cty., OK Indl. Auth. (Benevolent Assoc.) Ref.      Baa-1/NR          6.150      01/01/11         100,000         104,666
Puerto Rico Commonwealth Sewer Auth. Rev. AMBAC               Aaa/AAA         5.000      07/01/19         300,000         306,096
Puerto Rico Commonwealth Auth. Rev. FSA                       Aaa/AAA         5.250      07/01/20         250,000         256,698
Puerto Rico Commonwealth Auth. Rev. MBIA                      Aaa/AAA         5.000      07/01/22         100,000          99,806
Puerto Rico Commonwealth  Unlimited G.O. MBIA                 Aaa/AAA         5.375      07/01/21         400,000         419,344
Puerto Rico Comwlth Auth Infrastructure Fing AMBAC            Aaa/AAA         5.000      07/01/21         500,000         501,945
Puerto Rico Elec. Power Auth. Rev.  MBIA                      Aaa/AAA         5.375      07/01/27         500,000         525,910
Puerto Rico Indl.. (Auxilio Mutuo) MBIA                       Aaa/AAA         5.500      07/01/26         400,000         419,720
Puerto Rico Public Bldgs.  Auth. Govt. Facs. Rev. AMBAC       Aaa/AAA         5.000      07/01/27         100,000          98,703
Puerto Rico Public Bldgs.  Auth. Govt. Facs. Rev. FSA          NR/AAA         5.250      07/01/21         300,000         311,487
Shawnee, OK Hospital Auth.  (Midamerica Hlth. Care)            NR/BBB         6.125      10/01/14         325,000         344,812
                                                                                                                      -----------
TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $11,736,969)                                                                   $12,126,534
SHORT TERM SECURITIES (.2%)
Federated Tax-Free Trust (COST: $21,953)                                                                                   21,953
                                                                                                                      -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $11,758,922)                                                                   $12,148,487
OTHER ASSETS LESS LIABILITIES (-3.3%)                                                                                    (383,737)
                                                                                                                      -----------
NET ASSETS                                                                                                            $11,764,750
                                                                                                                      ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

Footnote: Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30, 1998 (Unaudited)

Statement of Assets and Liabilities January 30, 1998
----------------------------------------------------
Assets
     Investment in securities, at value (Cost: $11,758,922)                $     12,148,487
     Receivable from manager                                                             62
     Accrued interest receivable                                                    147,461
     Accrued dividends receivable                                                       458
     Receivable for fund shares sold                                                101,164
     Deferred organization costs                                                     23,158
                                                                           ----------------
        Total Assets                                                       $     12,420,790
                                                                           ----------------
Liabilities
     Bank overdraft                                                        $         40,000
     Dividends payable                                                               48,643
     Security purchases payable                                                     562,970
     Accrued expenses                                                                 4,427
                                                                           ----------------
        Total Liabilities                                                  $        656,040
                                                                           ----------------
Net Assets                                                                 $     11,764,750
                                                                           ================

Net assets are represented by:
     Paid-in capital                                                       $     11,480,790
     Accumulated undistributed net realized gain(loss) on investments              (105,605)
     Unrealized appreciation on investments                                         389,565
                                                                           ----------------
          Total amount representing net assets applicable to
           985,987 outstanding shares of  no par common
          stock (unlimited  shares authorized)                             $     11,764,750
                                                                           ================
Net asset value per share                                                  $          11.93
                                                                           ================

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the Six Months Ended January 30, 1998 (Unaudited)
----------------------------------------------------
INVESTMENT INCOME
     Interest                                                              $        248,280
     Dividends                                                                        6,232
                                                                           ----------------
         Total Investment Income                                           $        254,512
                                                                           ----------------
EXPENSES
     Investment advisory fees                                              $         23,418
     Distribution fees (12b-1)                                                       12,191
     Custodian fees                                                                     481
     Registration and filing fees                                                     5,058
     Transfer agent fees                                                              8,096
     Accounting service fees                                                         14,470
     Trustees fees                                                                      982
     Reports to shareholders                                                            819
     Professional fees                                                                3,988
                                                                           ----------------
         Total Expenses                                                    $         69,503
     Less expenses waived  or absorbed by the Fund's manager                        (61,972)
                                                                           ----------------
         Total Net Expenses                                                $          7,531
                                                                           ----------------
NET INVESTMENT INCOME                                                      $        246,981
                                                                           ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) on:
     investment transactions                                               $         (2,108)
     futures transactions                                                          (103,497)
     Net change in unrealized appreciation (depreciation) of investments            249,474
                                                                           ----------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                          $        143,869
                                                                           ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                  $        390,850
                                                                           ================

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30, 1998

Statement of Changes in Net Assets
For the six months ended January 30, 1998 and the year ended July 31, 1997
--------------------------------------------------------------------------
                                                                                                       For the Period
                                                                           For the Six                Since Inception
                                                                           Months Ended               (Sept. 25, 1996
                                                                         January 30, 1998                 Through
                                                                            (Unaudited)                 July 31, 1997
                                                                         --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                               $     246,981                $     67,530
     Net realized gain (loss) on investment and futures transactions          (105,605)                     19,246
     Net unrealized appreciation (depreciation) on investments                 249,474                     140,091
                                                                         --------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations          $     390,850                $    226,867
                                                                         --------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                $    (246,981)               $    (67,530)
     Distributions from net realized gain on investment transactions           (19,246)                          0
                                                                         --------------------------------------------
     Total Dividends and Distributions                                   $    (266,227)               $    (67,530)
                                                                         --------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                        $   5,496,967                $  6,448,490
     Proceeds from reinvested dividends                                        130,495                      23,486
     Cost of shares redeemed                                                  (578,010)                    (40,638)
                                                                         --------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
      From Capital Share Transactions                                    $   5,049,452                $  6,431,338
                                                                         --------------------------------------------
TOTAL INCREASE IN NET ASSETS                                             $   5,174,075                $  6,590,675

NET ASSETS, BEGINNING OF PERIOD                                              6,590,675                           0
                                                                         --------------------------------------------
NET ASSETS, END OF PERIOD                                                $  11,764,750                $  6,590,675
                                                                         ============================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 30, 1998 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September
25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital.
Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation, ("Capital") using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Capital may employ a matrix system to determine valuations. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis. Accumulated amortization at January 30, 1998 totaled $3,393.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.


Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 30, 1998, there were unlimited shares of no par authorized; on January 30, 1998 and July 31, 1997 there were 985,987 and 555,618 shares were outstanding, respectively.

Transactions in capital shares were as follows:

                                                               Shares
                                           ---------------------------------------------
                                            For the Six          For The Period Since
                                            Months Ended      Inception (Sept. 25, 1996)
                                           January 30, 1998     Through July 31, 1997
                                           ---------------------------------------------
Shares sold                                    467,920                   557,078
Shares issued on reinvestment of dividends      11,069                     2,039
Shares redeemed                                (48,620)                   (3,499)
                                           ---------------------------------------------
Net increase                                   430,369                   555,618
                                           ==============================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $3,899 of investment advisory fees for the six months ended January 30, 1998. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation (Capital), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Capital under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Capital has elected to waive all operation service
fees for the six months ended January 30, 1998.   In addition, the Fund has
engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 30, 1998 commissions earned by ND Capital, Inc. totaled $9,056 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. ND Holdings, Inc. has assumed all transfer agent and accounting service fees for the six months ended January 30, 1998.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $6,523,672 and $798,864 respectively, for the six months ended January 30, 1998.

Note 6.     INVESTMENT IN SECURITIES

At January 30, 1998, the aggregate cost of securities for federal income tax purposes was $11,758,922, and the net unrealized appreciation of investments based on the cost was $389,565 which is comprised of $397,107 aggregate gross unrealized appreciation and $7,542 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------
                                                                                        For The Period
                                                                For the Six            Since Inception
                                                                Months Ended           (Sept. 25, 1996)
                                                              January 30, 1998             Through
                                                                 (Unaudited)            July 31, 1997
                                                              -----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     11.86              $     11.49
                                                              -----------------------------------------
Income from Investment Operations:
     Net Investment Income                                    $       .30              $       .50
 Net realized and unrealized gain (loss) on
  investment and futures transactions                                 .09                      .37
                                                              -----------------------------------------
        Total From Investment Operations                      $       .39              $       .87
                                                              -----------------------------------------
Less Distributions:
     Dividends from net investment income                     $      (.30)             $      (.50)
     Distributions from net capital gains                            (.02)                     .00
                                                              -----------------------------------------
        Total Distributions                                   $      (.32)             $      (.50)
                                                              -----------------------------------------
NET ASSET VALUE, END OF PERIOD                                $     11.93              $     11.86
                                                              =========================================
Total Return                                                        6.76%(A)(B)               7.79%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                 $     11,765             $     6,591
     Ratio of net expenses (after expense assumption)
      to average net assets                                          0.16%(B)(C)              0.11%(C)
     Ratio of net investment income to average net assets            5.12(B)                  3.70%
     Portfolio turnover rate                                         8.42%                   63.70%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the period ended January 30, 1998 and the period ended July 31, 1997, ND Holdings, Inc. assumed expenses of $61,972, and $34,609, respectively. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 1.44% and 2.01%, respectively.

The accompanying notes are an integral part of these financial statements.

Dear Shareholders,


We are pleased to enclose the semi-annual report on the operations of The Illinois Municipal Fund for the period since inception thru January 30, 1998. The Fund's portfolio and related financial statements are presented within for your review.

Will Rogers once said, "All I know is what I read in the paper." Well, if you are reading today's financial reports all you get is confused. Inflation or deflation? Higher rates or lower rates? Read a paper, watch television or get on a mailing list and you will find opinions of economic forecasting are quite often contradictory.

As we enter the new year, the U.S. economy is enjoying nearly seven years of uninterrupted growth, the unemployment rate is the lowest since 1973, the stock market is at record highs, interest rates are low and inflation is the most docile in a generation. Yet, despite these events the financial markets are volatile.

Recent events in foreign equity markets and their impact on the U.S. stock market cause us to pause and question whether the recent drop in interest rates is sustainable. Our sense is that yields on municipal bonds will stay at their lower levels during the first half of 1998 when the bulk of the Asian events slow down the U.S. economy, then edge higher in the latter part of the year once the Asian drag subsides.

In spite of all this, tax-free municipal bonds are relatively cheap (a good value) when compared to U.S. Treasury bonds. Long-term municipals historically offer 75% to 80% of the return available from a 30 year Treasury bond. As of this writing that ratio is about 85%.

The Illinois Municipal Fund, Inc. began the period at $11.49 and then closed at $11.85.

Throughout the period, the Fund has invested in high-grade Illinois tax-exempt bonds. Diversification remains an important strategy for the Fund. Among our purchases in the primary and secondary markets throughout the period since inception were bonds issued by housing, health care facilities, utilities, schools, industrial and transportation authorities.

High current income exempt from federal and Illinois income taxes with preservation of capital remain the chief objectives of the Fund.

We invite your personal calls and visits.


Sincerely,



Monte L. Avery                              Robert E. Walstad
Chief Portfolio Strategist                  President

TERMS & DEFINITIONS
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
     Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA" ,"A", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
     It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments
-------------------------------------
[pie chart]
AAA          100.00%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]
GO-General Obligation          36.6%
HC-Health Care                 28.5%
S-School                       11.0%
T-Transportation                7.5%
W/S-Water/Sewer                 7.5%
D-Demand                        3.9%
I-Industrial                    3.6%
M-Miscellaneous                1.4%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
-----------------------

               Comparison of change in value of a $10,000 investment in The Illinois Municipal Fund and the Lehman Bros. Municipal Bond Index

               The Illinois Municipal          The Illinois Municipal            Lehman Bros
               Fund w/o sales charge           Fund w/ max sales charge          Muni Bond Index
               ---------------------------------------------------------------------------------
10/11/97       $10,000                         $ 9,575                           $10,000
01/31/97       $10,422                         $ 9,979                           $10,377

                                   AVERAGE ANNUAL TOTAL RETURNS
                               For periods ending January 30, 1998
------------------------------------------------------------------------------
                                                             Since Inception
                         1 year            5 year           (October 11, 1997)
------------------------------------------------------------------------------
Without sales charge     NA                  NA                          NA
With sales charge        NA                  NA                          NA
------------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Illinios municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

KEY STATISTICS
--------------

10/ 31/97 NAV(share value)            $11.49
01/30/98 NAV                          $11.85
Average Maturity                       22.7  years
Number of Issues                       23
Total Net Assets                      $140,770

Schedule of Investments  January 30, 1998 (Unaudited)

Name of Issuer
Percentages represent the market value of                       Rating        Coupon                   Principal        Market
each investment category to total net assets                  Moody's/S&P      Rate      Maturity       Amount           Value
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS MUNICIPAL BONDS (98.4%)

Belleville, IL G.O.  MBIA                                       Aaa/NR        5.650%     01/01/17     $  10,000       $  10,511
Bolingbrook, IL G.O.  FGIC                                      Aaa/AAA       5.625      01/01/28         5,000           5,367
Central Lake Cty., IL (Water  Agency) Ref. Rev. FGIC            Aaa/AAA       5.375      05/01/20         5,000           5,085
Chicago, IL G.O  FGIC                                           Aaa/AAA       5.250      01/01/27         5,000           5,051
Chicago, IL Board of Educ. (school reform) AMBAC                Aaa/AAA       5.250      12/01/22         5,000           5,085
Chicago, IL Midway Airport Rev. MBIA                            Aaa/AAA       5.750      01/01/22         5,000           5,298
Chicago, IL Park District  AMBAC                                A-1/NR        5.375      01/01/25         5,000           5,050
Chicago, IL (State Univ.) Auxillary Facs. Rev. MBIA             Aaa/AAA       6.150      12/01/23         5,000           5,398
Cook Cty., IL G.O. MBIA                                         Aaa/AAA       5.375      11/15/18         5,000           5,125
De Kalb Cty., IL Public Bldg. Comm. Rev. MBIA                   Aaa/NR        5.200      12/01/16         5,000           5,077
Du Page Cty. IL (Stormwater Project) Ref.                       Aaa/AAA       5.600      01/01/21         5,000           5,353
IL, (Childrens Memorial Hospital) Facs. Auth. Rev. MBIA         Aaa/AAA       5.000      08/15/22         5,000           4,866
IL, (Rush, Presbyterian, St. Lukes) Hlth. Facs Auth. Rev. MBIA  Aaa/AAA       5.500      11/15/25         5,000           5,135
IL, (Sherman) Hlth. Facs. Auth. Rev. AMBAC                      Aaa/AAA       5.250      08/01/22        20,000          19,932
IL, (Ancilla) Hlth. Facs. Auth. Rev. MBIA                       Aaa/AAA       5.250      07/01/22         5,000           4,977
IL, (Springfield Memorial) Facs. Auth. Ref. Rev. MBIA           Aaa/NR        5.200      10/01/11         5,000           5,152
Metropolitan Pier & Expo (McCoormick) Auth. Rev. MBIA           Aaa/AAA       6.000      06/15/27         5,000           5,420
Oakbrook, IL G.O. MBIA                                          Aaa/NR        5.000      01/01/15         5,000           4,996
Peoria Cty., IL Sales Tax G.O. FGIC                             Aaa/NR        5.000      12/15/11         5,000           5,107
IL Regl. Transportation Auth. Rev. MBIA                         Aaa/AAA       5.400      06/01/16         5,000           5,203
Saint Clair Cty., IL G.O. FGIC                                  Aaa/AAA       5.750      10/01/23         5,000           5,231
Springfield, IL G.O. MBIA                                       Aaa/AAA       5.375      12/01/21         5,000           5,088
Western IL Univ. Facs. Ref. Rev. MBIA                           Aaa/AAA       5.250      04/01/12         5,000           5,066
                                                                                                                       --------
TOTAL ILLINOIS MUNICIPAL BONDS (COST:  $136,022)                                                                       $138,573
                                                                                                                       --------
TOTAL INVESTMENTS IN SECURITIES (COST: $136,022)                                                                       $138,573
OTHER ASSETS LESS LIABILITIES (1.6%)                                                                                      2,197
                                                                                                                       --------
NET ASSETS                                                                                                             $140,770
                                                                                                                       ========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

FOOTNOTE: Non-rated securities have been determined to be of investment grade quality by the Funds Manager.

Financial Statements January 30,1998 (Unaudited)

Statement of Assets and Liabilities January 30, 1998 (Uanaudited)
----------------------------------------------------------------
Assets
     Investment in securities, at value (Cost: $136,022)                     $     138,573
     Cash                                                                              888
     Accrued interest receivable                                                     1,772
     Accrued dividends receivable                                                       20
     Receivable from manager                                                           712
     Deferred organization costs                                                    35,750
                                                                             -------------
        Total Assets                                                         $     177,715
                                                                             -------------
Liabilities
     Dividends payable                                                       $         483
     Organizational costs payable                                                   35,750
     Other Payables                                                                    712
                                                                             -------------
        Total Liabilities                                                    $      36,945
                                                                             -------------
Net Assets                                                                   $     140,770
                                                                             =============
Net assets are represented by:
     Paid-in capital                                                         $     138,360
     Accumulated undistributed net realized gain(loss) on investments                 (141)
     Unrealized appreciation on investments                                          2,551
                                                                             -------------
          Total amount representing net assets applicable to
           11,881 outstanding shares of no par common
          stock (unlimited shares authorized)                                $     140,770
                                                                             =============
Net asset value per share                                                    $       11.85
                                                                             =============

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the period since inception (October 11, 1997) through
January 30, 1998 (Unaudited)
----------------------------------------------------------
INVESTMENT INCOME
     Interest                                                                $       1,021
     Dividends                                                                          62
                                                                             -------------
         Total Investment Income                                             $       1,083
                                                                             -------------
EXPENSES
     Investment advisory fees                                                $         110
     Distribution fees (12b-1)                                                          56
     Custodian fees                                                                      2
     Trustees fees                                                                     125
     Transfer agent fees                                                                58
     Accounting service fees                                                         6,012
     Reports to shareholders                                                            50
     Professional fees                                                                 442
     Registration & filing fees                                                      1,183
                                                                             -------------
         Total Expenses                                                      $       8,038
     Less expenses waived  or absorbed by the Fund's manager                        (8,038)
                                                                             -------------
         Total Net Expenses                                                  $           0
                                                                             -------------
NET INVESTMENT INCOME                                                        $       1,083
                                                                             =============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
     investment transactions                                                 $        (141)
     Net change in unrealized appreciation (depreciation) of investments             2,551
                                                                             -------------
          Net Realized And Unrealized Gain (Loss) On
          Investments                                                        $       2,410
                                                                             -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                    $       3,493
                                                                             =============

The accompanying notes are an integral part of these financial statements.

Financial Statements January 30,1998 (Unaudited)

Statement of Changes in Net Assets
For the period since inception (October 11, 1997) through January 30, 1998
--------------------------------------------------------------------------
                                                                     For The Period
                                                                    Since Inception
                                                                   (October 11, 1997)
                                                                         Through
                                                                    January 30, 1998
                                                                    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                             $     1,083
     Net realized gain (loss) on investment transactions                      (141)
     Net unrealized appreciation (depreciation) on investments               2,551
                                                                    -----------------
Net Increase (Decrease) in Net Assets Resulting From Operations        $     3,493
                                                                    -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                              $    (1,083)
     Distributions from net realized gain on investment
      transactions                                                               0
                                                                    -----------------
     Total Dividends and Distributions                                 $    (1,083)
                                                                    -----------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                      $   138,297
     Proceeds from reinvested dividends                                         63
     Cost of shares redeemed                                                     0
                                                                    -----------------
     Net Increase (Decrease) in Net Assets Resulting
      From Capital Share Transactions                                  $   138,360
                                                                    -----------------
TOTAL INCREASE IN NET ASSETS                                           $   140,770

NET ASSETS, BEGINNING OF PERIOD                                                  0
                                                                    -----------------
NET ASSETS, END OF PERIOD                                              $   140,770
                                                                    =================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 30,1998

Note 1.     ORGANIZATION

Business Operations - The Illinois Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed
Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to October 11, 1997, other than matters relating to organization and registration. On October 11, 1997, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from federal income tax and, to the extent indicated, Illinois income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Illinois municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued at fair value as determined by Ranson
Capital Corporation, ("Ranson") using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Ranson may employ a matrix system to determine valuations. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.


Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 30, 1998, there were unlimited shares of no par authorized; 11,881 shares were outstanding.

Transactions in capital shares were as follows:

                                                         Shares
                                               ----------------------------
                                                  For the Period Since
                                               Inception (October 11, 1997)
                                                Through January 30, 1998
                                               ----------------------------
Shares sold                                              11,876
Shares issued on reinvestment of dividends                    5
Shares redeemed                                               0
                                               ----------------------------
Net increase                                             11,881
                                               ============================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. Capital has elected to waive all Investment advisory fees for the period ended January 30, 1998. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay to Ranson Capital Corporation, (Capital), its principal underwriter, an annual fee for certain expenses incurred by Capital in connection with the distribution of the Fund's shares. The annual fee paid to Capital under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Capital has elected to waive all 12b-1 fees for the
period ended January 30, 1998.   In addition, the Fund has engaged ND Capital,
Inc. as agent for the purchase of certain investment securities.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. ND Holdings, Inc. has assumed all transfer agent and accounting service fees for the period ended January 30, 1998.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $146,331 and $10,100 respectively, for the period ended January 30, 1998.

Note 6.     INVESTMENT IN SECURITIES

At January 30, 1998, the aggregate cost of securities for federal income tax purposes was $136,022, and the net unrealized appreciation of investments based on the cost was $2,551 which is comprised of $2,618 aggregate gross unrealized appreciation and $67 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                                For the Period Since
                                                             Inception (October 11, 1997)
                                                               Through January 30, 1998
                                                             ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     11.49
                                                             ----------------------------
Income from Investment Operations:
     Net Investment Income                                           $       .10
     Net realized and unrealized gain (loss) on investments                  .36
                                                             ----------------------------
        Total From Investment Operations                             $       .46
                                                             ----------------------------
Less Distributions:
     Dividends from net investment income                            $      (.10)
     Distributions from net capital gains                                    .00
                                                             ----------------------------
        Total Distributions                                          $      (.10)
                                                             ----------------------------
NET ASSET VALUE, END OF PERIOD                                       $     11.85
                                                             ============================
Total Return                                                               16.88%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                        $     141
     Ratio of net expenses (after expense assumption)
      to average net assets                                                  0.0%(B)(C)
     Ratio of net investment income to average net assets                    4.8%(B)
     Portfolio turnover rate                                                12.09%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the period ended January 31, 1997, ND Holdings, Inc. assumed expenses of $8,038. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 35.54%.

The accompanying notes are an integral part of these financial statements.